Interim Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 75,399	$ 82,059
Restricted cash	3,367	2,186
Accounts receivable, net	2,944	1,927
Inventories	5,963	5,769
Prepaid expenses and other current assets	7,880	6,214
Due from related parties	3,982	817
Total current assets	99,535	98,972
NON-CURRENT ASSETS
Vessels in operation	1,118,049	1,112,766
Other fixed assets	2	5
Intangible assets-charter agreements	3,449	5,400
Deferred charges, net	8,730	9,569
Other non-current assets	0	948
Restricted cash, net of current portion	6,574	5,827
Total non-current assets	1,136,804	1,134,515
TOTAL ASSETS	1,236,339	1,233,487
CURRENT LIABILITIES
Accounts payable	8,043	9,586
Accrued liabilities	17,943	15,407
Current portion of long-term debt	75,732	64,088
Deferred revenue	2,330	3,118
Due to related parties	115	3,317
Total current liabilities	104,163	95,516
LONG-TERM LIABILITIES
Long-term debt, net of current portion and deferred financing costs	789,499	813,130
Intangible liability-charter agreements	7,466	8,470
Deferred tax liability	0	9
Total non-current liabilities	796,965	821,609
Total liabilities	901,128	917,125
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Additional paid in capital	512,379	512,379
Accumulated deficit	(177,270)	(196,119)
Total shareholders' equity	335,211	316,362
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,236,339	1,233,487
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common shares	99	90
Common Class B [Member]
SHAREHOLDERS' EQUITY
Common shares	0	9
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY
Preferred shares	0	0
Series C Preferred Shares [Member]
SHAREHOLDERS' EQUITY
Preferred shares	$ 3	$ 3